CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Parenthetical) € in Thousands	12 Months Ended
Dec. 31, 2021 EUR (€)
CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY
Issuance costs	€ 1,961